Goodwill and Other Intangible Assets [Text Block]	6 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets [Text Block]
5.    GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
The table below presents the movement in the carrying amount of goodwill during the six months ended September 30, 2019 and 2020:

	Six months ended September 30,
	2019	2020
	(in millions)
Balance at beginning of period
Goodwill (1)	¥626,009	¥1,093,554
Accumulated impairment losses (1)	(192,118)	(575,928)

	433,891	517,626
Goodwill acquired during the six months (2)	446,643	3,990
Impairment loss	(241,356)	(106,479)
Foreign currency translation adjustments and other	(22,558)	(10,128)

Balance at end of period
Goodwill	1,050,094	1,087,416
Accumulated impairment losses	(433,474)	(682,407)

	¥616,620	¥405,009

Notes:	(1)	Goodwill originally recognized of ¥1,900,019 million, which has been fully impaired before April 1, 2019, is not included in the table above.
	(2)	See Note 2 for the goodwill acquired in connection with acquisitions.
The impairment losses on goodwill for the six months ended September 30, 2019 were ¥241,356 million and relating to Danamon reporting unit, which is included in impairment of goodwill in the accompanying condensed consolidated statements of income. In determining the acquisition price of Bank Danamon, the results of multiple valuation techniques were considered with an expectation to benefit from Danamon’s foothold in the developing local retail and SME segments to deepen its banking franchise in Indonesia. After the acquisition of Danamon by MUFG Bank, Danamon’s market capitalization decreased. As a result, the fair value of the reporting unit as an exit price was measured on June 30, 2019 for the quantitative goodwill impairment test, and led to impairment of goodwill as the fair value had fallen below the carrying amount of the reporting unit, including goodwill, reflecting a reduction in stock price as well as changes in the inputs to the valuation techniques in comparison to those considered in determining the acquisition price such as discount rate. The measurement of the fair value of the reporting unit was primarily based on a market approach, and was also corroborated by multiple valuation techniques.
The impairment losses on goodwill for the six months ended September 30, 2020 were ¥106,479 million and relating to MUAH reporting unit. Due to economic environment triggered by
COVID-19,
cash flow projections for reporting units were lowered. This economic environment led management to believe that the fair values of certain reporting unit w as
below carrying value. As a result, the fair value of the reporting unit was measured on June 30, 2020 for the quantitative goodwill impairment test, and led to impairment of goodwill with the fair value fallen below the carrying amount of the reporting unit. The MUFG Group estimated the fair value of its reporting units using a combination of the income and the market approaches. This goodwill impairment includes the impact of an intervening event due to economic environment triggered by
COVID-19
for the three-month period ended March 31 2020. See Note 6 to the consolidated financial statements for the fiscal year ended March 31, 2020 for further information.
Other Intangible Assets
The table below presents the net carrying amount by major class of other intangible assets at March 31, 2020 and September 30, 2020:

	March 31, 2020	September 30, 2020
	(in millions)
Intangible assets subject to amortization:
Software (1)	¥755,638	¥764,940
Customer relationships	303,250	276,802
Core deposit intangibles	74,780	67,642
Trade names	56,693	53,311
Other	11,605	10,915

Total	1,201,966	1,173,610
Intangible assets not subject to amortization:
Other (2)	37,560	25,630

Total	¥1,239,526	¥1,199,240

Notes:	(1)	As a result of adopting new guidance, costs for implementation activities in certain hosting arrangements are capitalized as software.
	(2)	Intangible assets not subject to amortization includes mortgage servicing rights accounted for at fair value of ¥29,641 million and ¥15,274 million at March 31, 2020 and September 30, 2020, respectively.